Debt - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 165,393	$ 148,106
Less: debt issuance costs	(566)	(3,187)	$ (5,300)
Total debt, net of issuance costs	164,827	144,919
Less: current portion	(8,650)	(10,325)
Long-term portion of debt	156,177	134,594
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		7,700
Term Loan
Debt Instrument [Line Items]
Total debt	162,627	100,406
Second Lien Term Loan
Debt Instrument [Line Items]
Total debt		$ 40,000
Capital Lease Obligations
Debt Instrument [Line Items]
Total debt	$ 2,766